TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Carryforward tax losses	$ 39,734	$ 30,352
Temporary differences relating to property, equipment and intangibles	3,936	3,980
Other	9,458	7,448
Gross deferred tax assets	53,128	41,780
Valuation allowance	(48,225)	(36,393)
Net deferred tax assets	4,903	5,387
Temporary differences relating to property, equipment and intangibles	(4,839)	(5,319)
Net deferred tax assets (foreign)	$ 64	$ 68